Income Tax and Deferred Taxes - Movements in Deferred Taxes for Components of Other Comprehensive Income (Detail) $ in Thousands, in Thousands	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	$ 1,923,974		$ 2,811,360	$ (10,117)
Income tax of changes in cash flow hedge transactions	72,354,119		(36,172,878)	(60,650,786)
Income tax related to components of other comprehensive income	$ (70,430,145)	(2,811,360)	$ 38,984,238	$ 60,640,669